Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Amortized Cost	$ 5,075
Due from one to five years, Amortized Cost	31,433
Due from five to ten years, Amortized Cost	31,754
Due after ten years, Amortized Cost	59,985
Mortgage-backed securities in government sponsored entities, Amortized Cost	62,135
Equity securities in financial institutions, Amortized Cost	481
Amortized Cost	190,863	$ 192,252
Due in one year or less, Fair Value	5,078
Due from one to five years, Fair Value	31,442
Due from five to ten years, Fair Value	33,606
Due after ten years, Fair Value	62,963
Mortgage-backed securities in government sponsored entities, Fair Value	62,573
Equity securities in financial institutions, Fair Value	587
Total, Fair Value	$ 196,249	$ 197,905